Intangible assets, net	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Intangible assets, net

13.  Intangible assets, net

The composition and movement of intangible assets is as follows:

	Useful	Gross value				Accumulated amortization				Net carrying amount

	Life	At December 31,
	Years	2023		2022		2023		2022		2023		2022
Software	1 - 4	US$	58,281	US$	47,850	US$	(42,062)	US$	(35,125)	US$	16,219	US$	12,725

Balance as of January 1st, 2022	US$	12,632
Additions		6,790
Amortization		(6,696)
Exchange differences		(1)
Balance as of December 31, 2022		12,725
Additions		10,387
Amortization		(6,895)
Exchange differences		2
Balance as of December 31, 2023	US$	16,219

During the second half of 2021 and beginning of 2022 the Company implemented the SAP S/4HANA software. During 2022 and 2021 the costs directly attributable to developments and improvements to systems were recognized as an intangible asset and other non-qualifying costs as part of the implementation were recognized in the statements of operations.

Software amortization expense for the years ended December 31, 2023, 2022 and 2021 was US$6,895 and US$6,696, US$6,752, respectively. These amounts were recognized in depreciation and amortization caption on the consolidated statements of operations.